PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 4.  PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31,
	2016	2015
Land	$812,340	$812,340
Buildings	871,767	871,767
Leasehold improvements	41,534	41,534
Furniture, fixtures and equipment	107,741	66,044
	1,833,382	1,791,685
Less: Accumulated depreciation	(118,579)	(66,417)
	$1,714,803	$1,725,268

Depreciation expense was $51,913 and $38,355, respectively, for the years ended December 31, 2016 and 2015.